Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Accounts and transactions with related parties
23. Accounts and transactions with related parties

	2025	2024
Accounts receivable -
Banco General, S.A.	$3,131	$2,838
Panama Air Cargo Terminal	86	138
	$3,217	$2,976
Accounts payable -
Assa Compañía de Seguros, S.A.	$796	$686
Panama Air Cargo Terminal	431	560
Motta Internacional, S.A.	46	11
Desarrollos Inmobiliarios del Este, S.A.	40	31
GBM International, Inc.	20	6
Galindo, Arias & López	—	330
	$1,333	$1,624

Transactions with related parties for the year ended December 31 are as follows:

Related party	Type of transactions	Amount of transaction 2025	Amount of transaction 2024	Amount of transaction 2023
ASSA Compañía de Seguros, S.A.	Insurance	12,901	13,247	12,116
Desarrollo Inmobiliario del Este, S.A.	Property leasing	3,266	3,382	3,564
Profuturo Administradora de Fondos de Pensión y Cesantía	Payments	5,129	4,875	4,572
Panama Air Cargo Terminal	Handling	4,308	3,509	3,889
Motta Internacional, S.A.	Purchase	1,276	1,199	1,013
Galindo, Arias & López	Legal services	—	395	407
GBM International, Inc.	Technological support	109	73	51
Global Brands, S.A.	Purchase	10	2	83
Televisora Nacional, S.A.	Communications	15	—	—
Banco General, S.A.	Interest income,net	$(5,609)	$(3,710)	$(2,368)
Banco General, S.A.: Some members of the Company’s Board of Directors are also board members of BG Financial Group, which is the controlling company of Banco General. Likewise, Banco General, S.A. owns ProFuturo Administradora de Fondos de Pensión y Cesantía S.A., which manages the Company’s reserves for pension purposes. As of December 31, 2025 the Company has interest receivable of $2.2 million (2024: $2.7 million) due to short and long term time deposits in this financial institution.
Also Banco General is a non air partner of Copa’s loyalty program “ConnectMiles”. During, 2025 the Company sold miles to Banco General for $33.3 million (2024: $28.9 million, 2023: $24.9 million).
ASSA Compañía de Seguros, S.A.: An insurance company who provides substantially all of the Company’s insurance policies. While the Company’s controlling shareholders do not hold a controlling equity interest in ASSA Compañía de Seguros, S.A., various members of the Company’s Board of Directors are also board members of ASSA Compañía de Seguros, S.A.
Desarrollo Inmobiliario del Este, S.A.: The Company leases five floors consisting of approximately 105,981 square feet of the building from Desarrollo Inmobiliario, an entity controlled by the same group of investors that controls Corporación de Inversiones Aéreas, S.A. (“CIASA”). CIASA owns 100% of the class B shares of the Company. This contract constitutes a lease under IFRS 16.
Panama Air Cargo Terminal: Provides cargo and courier services in Panama, an entity controlled by the same group of investors who controls CIASA.
Motta Internacional, S.A. & Global Brands, S.A.: The Company purchases most of the alcohol and other beverages served on its aircraft from Motta Internacional and Global Brands., both of which are controlled by the Company’s controlling shareholders.
Galindo, Arias & López: Certain partners of Galindo, Arias & López (a law firm) were members of the Company’s Board of Directors. As of December 31, 2025 those individuals are no longer members of the Company’s Board. Therefore, Galindo, Arias & López is no longer a related party.
GBM International, Inc.: Provides systems integration and computer services, as well as technical services and enterprise management. A member of the Company’s Board of Directors is also a shareholder of GBM International, Inc.
Televisora Nacional, S.A.: This Panamanian television channel provides broadcasting services. A member of the Company’s Board of Directors is a shareholder of Televisora Nacional.
Compensation of key management personnel
Key management personnel compensation is as follows:

	2025	2024	2023
Short-term employee benefits	$4,906	$5,221	$4,975
Post-employment pension	94	100	96
Share-based payments	2,978	2,748	1,548
	$7,978	$8,069	$6,619
The Company has not set aside any additional funds for future payments to executive officers, other than one pursuant to a non-compete agreement for $3.1 million established in 2006 (see Note 21).